ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued expenses and other long term liabilities
Accrued expenses consist of the following at March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Insurance	$3,359	$3,499
Employee compensation and benefits	6,278	5,745
Sales and marketing	24,155	23,939
Product warranty	7,915	8,336
Accrued freight	1,655	890
Accrued interest	15,937	30,465
Accrued environmental liability	470	473
Accrued pension	1,141	1,141
Accrued sales returns and discounts	3,071	2,201
Accrued taxes	4,349	3,035
Other	11,588	14,194
	$79,918	$93,918
Other long-term liabilities consist of the following at March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Insurance	$1,883	$1,593
Pension liabilities	13,817	14,139
Multi-employer pension withdrawal liability	2,552	2,615
Product warranty	29,793	29,534
Long-term product claim liability	146	218
Long-term environmental liability	1,824	1,824
Liabilities for tax uncertainties	3,248	3,454
Other	7,456	7,267
	$60,719	$60,644

Accrued expenses consist of the following at December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Insurance	$3,499	$3,229
Employee compensation and benefits	5,745	6,270
Sales and marketing	23,939	23,282
Product warranty	8,336	7,677
Accrued freight	890	498
Accrued interest	30,465	34,183
Accrued environmental liability	473	708
Accrued pension	1,141	2,577
Accrued sales returns and discounts	2,201	1,782
Accrued taxes	3,035	2,093
Other	14,194	8,582
	$93,918	$90,881
Other long-term liabilities consist of the following at December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Insurance	$1,593	$1,642
Pension liabilities	14,139	13,446
Multi-employer pension withdrawal liability	2,615	2,854
Product warranty	29,534	30,935
Long-term product claim liability	218	193
Long-term environmental liability	1,824	1,750
Liabilities for tax uncertainties	3,454	3,546
Other	7,267	3,362
	$60,644	$57,728